UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number    811-23477
                                    BNY Mellon ETF Trust

(Exact name of registrant as specified in charter)
240 Greenwich Street
_____________New York, New York 10286_____________

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
_________________New York, New York 10286_____________
(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6400
Date of fiscal year end:  June 30
Date of reporting period:  June 30, 2022
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate
BNY Mellon Ultra Short Income ETF
BNY Mellon Responsible Horizons Corporate Bond ETF

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
BNY Mellon ETF Trust
ANNUAL REPORT June 30, 2022
BNY Mellon Ultra Short Income ETF

Contents
The Fund
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minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 6
Understanding Your Fund’s Expenses 7
Statement of Investments 8
Statement of Assets and Liabilities 13
Statement of Operations 14
Statement of Changes in Net Assets 15
Financial Highlights 16
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 25
Important Tax Information 26
Liquidity Risk Management Program 27
Board Members Information 29
Officers of the Trust 31
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period August 9, 2021 through June 30, 2022, as provided by Stephen Murphy, CFA, and
Anthony Honko, Portfolio Managers both employed by the fund’s sub-adviser, Dreyfus, a division of
Mellon Investments Corporation
Market and Fund Performance Overview
For the period from August 9, 2021, the fund’s inception, through June 30, 2022, the
BNY Mellon Ultra Short Income ETF (the “fund”) produced a net asset value total return of −1.54%.
1
In comparison, the ICE BofA 3-Month U.S. Treasury Bill Index
(the “Index”), the fund’s benchmark, returned 0.16% for the same period.
2
Rising interest rates pressured short-term, fixed-income yields during the period. The fund underperformed the Index largely as a result of its exposure to longer-duration, fixed-corporate credit at a time of rising yields.
The Fund’s Investment Approach
The fund seeks high current income consistent with the maintenance of liquidity and low volatility of principal. To pursue its goal, the fund normally invests at least 80%
of its net assets in investment-grade, U.S. dollar-denominated, fixed, variable, and floating-rate debt or cash equivalents. The fund typically seeks to maintain an effective duration of one year or less, although, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund's duration may be longer than one year. The fund's portfolio, under normal market conditions, will have an average credit rating of at least A or the equivalent.
The fund's portfolio managers seek to achieve what they believe provides the optimal portfolio for the fund in terms of preservation of principal, liquidity and high current income. To do so, the portfolio managers use a top-down and bottom-up investment process and leverage the breadth and depth of Dreyfus research resources.
The portfolio managers focus on preservation of principal and downside mitigation, by proactively monitoring issuer and counterparty risk, and strive for appropriate portfolio liquidity through a combination of overnight investments and short-term, highly liquid securities.
Rising Yields Undermine Fixed-Income Performance
In late 2021, increasing inflationary pressures caused by supply-chain bottlenecks, a tight labor market and money remaining in the economy from the massive, pandemic-
related government stimulus packages drove bond yields higher, causing bond prices to decline (bond yields and prices typically move in opposite directions). The unexpected level and persistence of these inflationary pressures prompted the U.S.
Federal Reserve (the “Fed”) to indicate an increasing willingness to consider reducing accommodative policies sooner rather than later. As inflationary pressures continued
to mount, Fed rhetoric grew increasingly hawkish. In November, the Fed dropped the word “transitory” when describing inflation. At the same time, the Fed forecast a

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
possible end to their asset purchase program as early as June 2022, thereby increasing the likelihood of one or more rate hikes later that year. In December, the Fed again revised their estimate of an end to quantitative easing in March 2022, leading the market to widely anticipate multiple hikes in 2022.
Early 2022 saw accelerating inflation as Russia’s invasion of Ukraine increased upward pressures on fuel and other commodity prices, with impacts rippling throughout the
U.S. and global economies. By the end of June, the U.S. consumer price index (CPI), a widely accepted measure of inflation, had risen by approximately 8.6% from 12-month-
previous levels, the largest 12-month percentage increase since 1981. In response, the
Fed took increasingly aggressive action, raising the federal fund target rate by 0.25% in
March and 0.50% in May, followed by a 0.75% hike in June. Fed officials projected a year-end Federal Funds rate of 3.4%, compared with initial projections of 1.9% made in March. The yield on the two-year Treasury bill yield rose sharply from 0.23% on
August 9, 2021, to 3.40% on June 13, 2022, before settling to 2.92% as of the end of the reporting period. Credit spreads widened modestly as well.
Duration Detracts from Fund Performance
The fund’s duration exceeded that of the Index, averaging approximately nine months at the beginning of the reporting period. We reduced the fund’s average duration as the period progressed to approximately six months as of the end of the period, somewhat insulating the fund from further interest-rate hikes. Nevertheless, the fund’s relatively long duration detracted from performance during a time of rising rates. Modestly widening credit spreads further detracted from relative returns. Among sectors, the fund held overweight exposure to financials, which tend to be less negatively affected by rising rates than industrials. However, spread widening proved largely uniform across sectors. As a result, sector allocations had little impact on relative returns. Conversely, the fund’s relative performance benefited from substantial exposure to money market securities, particularly commercial paper, due to the very short duration of those securities. Performance also benefited from a moderate, but increasing, allocation to floating-rate corporate bonds, and from the shortening of the fund’s average duration during the second half of the period.
A Likelihood of Further Rate Tightening
As of the end of the period, the inflationary trends challenging the fixed-income market remain intact, with the futures market pricing in an additional 1.75% in rate hikes over the next year. Accordingly, we continue to maintain the fund’s six-month duration position. If recession fears continue to increase, we expect credit spreads to continue widening, potentially opening opportunities to add quality names in fixed credit at more attractive levels than we saw earlier in 2022. We remain committed to managing the fund to provide liquidity as needed, while continuing to work to reduce interest-rate exposure in the face of the prevailing tightening cycle.

5
July 15, 2022
1 Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 Source: FactSet - The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. Index returns do not reflect any management fees, transaction costs or expenses. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price decline.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

FUND PERFORMANCE
(Unaudited)
6
Comparison of change in value of a $10,000 investment in BNY Mellon Ultra Short Income ETF with a hypothetical investment of $10,000 in ICE BofA 3-Month U.S. Treasury Bill Index
† Sources: FactSet
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Ultra Short Income ETF on 8/9/21 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The ICE BofA
3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of June 30, 2022
Inception Date From Inception
BNY Mellon Ultra Short Income ETF
Net Asset Value Return 8/9/21 (1.54)%
Market Price Return 8/9/21 (1.55)%
ICE BofA 3-Month U.S. Treasury Bill
Index 8/9/21 0.16%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
7
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended June 30, 2022
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended June 30, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 986.90 1,024.20 0.59 0.60 0.12

STATEMENT OF INVESTMENTS
June 30, 2022
8
BNY Mellon Ultra Short Income ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 10.3%
Drive Auto Receivables Trust, Series 2021-2, Class A3, 0.35%,
3/17/2025 300,000 298,475
Ford Credit Auto Lease Trust, Series 2021-B, Class A4, 0.40%,
12/15/2024 350,000 335,401
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A,
3.06%, 4/15/2026 300,000 295,889
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.68%,
8/15/2025
(a)
300,000 289,959
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%,
11/18/2025 350,000 334,431
Hyundai Auto Lease Securitization Trust, Series 2021-C, Class A4,
0.48%, 9/15/2025
(a)
350,000 332,215
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%,
7/15/2026
(a)
300,000 293,747
Oscar US Funding XII LLC, Series 2021-1A, Class A3, 0.70%,
4/10/2025
(a)
300,000 287,994
World Omni Automobile Lease Securitization Trust, Series 2022-A,
Class A3, 3.21%, 2/18/2025 300,000 298,566
Total Asset-Backed Securities (cost $2,881,893) 2,766,677
Commercial Paper – 41.0%
ASB Finance Ltd., 0.20%, 8/01/2022
(a)(b)
750,000 748,865
Australia & New Zealand Banking Group Ltd., 0.33%, 11/08/2022
(a)(b)
750,000 743,109
Bank of Nova Scotia (The), 1.74% (3 Month SOFR + 0.23%),
1/27/2023
(a)(c)
250,000 249,605
Bedford Row Funding Corp., 2.04% (1 Month FED + 0.46%),
3/27/2023
(a)(c)
500,000 499,925
BPCE SA, 0.35%, 11/08/2022
(a)(b)
750,000 742,738
Canadian Imperial Bank of Commerce, 0.19%, 8/12/2022
(a)(b)
750,000 748,534
Chariot Funding LLC, 1.70% (1 Month SOFR + 0.18%), 8/11/2022
(a)(c)
750,000 749,967
Collateralized Commercial Paper V Co., LLC, 2.01% (1 Month SOFR +
0.50%), 2/07/2023
(a)(c)
350,000 349,858
HSBC Bank PLC, 1.76% (1 Month SOFR + 0.24%), 2/02/2023
(a)(c)
750,000 748,748
National Australia Bank, 2.01% (1 Month SOFR + 0.50%),
3/08/2023
(a)(c)
750,000 749,735
National Bank of Canada, 1.85% (1 Month SOFR + 0.34%),
10/12/2022
(a)(c)
750,000 749,963
Nieuw Amsterdam Receivables Co., 1.32%, 8/03/2022
(a)(b)
500,000 499,148
Oversea-Chinese Banking Corp., 1.90% (3 Month SOFR + 0.40%),
11/14/2022
(a)(c)
750,000 749,835
Skandinaviska Enskilda Banken , 1.91% (1 Month SOFR + 0.39%),
10/28/2022
(a)(c)
750,000 749,925
Societe Generale North America, Inc., 0.36%, 11/07/2022
(a)(b)
750,000 743,297
Svenska Handelsbanken , 2.08% (1 Month SOFR + 0.56%),
6/23/2023
(a)(c)
600,000 599,375

9
BNY Mellon Ultra Short Income ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Paper – 41.0% (continued)
United Overseas Bank Ltd., 1.96% (1 Month SOFR + 0.46%),
2/23/2023
(a)(c)
625,000 624,807
Total Commercial Paper (cost $11,071,282) 11,047,434
Corporate Bonds – 46.2%
Auto Manufacturers – 3.3%
American Honda Finance Corp., 2.90%, 2/16/2024 300,000 297,062
BMW US Capital LLC, 1.58% (3 Month SOFR + 0.38%), 8/12/2024
(a)(c)
300,000 295,948
Toyota Motor Credit Corp., 1.16% (3 Month SOFR + 0.32%),
1/13/2025
(c)
300,000 295,734
888,744
Banks – 28.1%
ANZ New Zealand Int'l Ltd., 1.85% (3 Month SOFR + 0.60%),
2/18/2025
(a)(c)
300,000 296,083
ASB Bank Ltd., 3.13%, 5/23/2024
(a)
350,000 345,391
Banco Santander SA, 2.50% (3 Month SOFR + 1.24%), 5/24/2024
(c)
350,000 348,802
Bank of America Corp., 1.94% (3 Month BSBY + 0.43%), 5/28/2024
(c)
300,000 295,398
Bank of Montreal, 1.76% (3 Month SOFR + 0.35%), 12/08/2023
(c)
350,000 346,622
Bank of Nova Scotia (The), 1.24% (3 Month SOFR + 0.46%),
1/10/2025
(c)
300,000 295,001
Canadian Imperial Bank of Commerce, 1.85% (3 Month SOFR +
0.40%), 12/14/2023
(c)
300,000 298,062
Citigroup, Inc., 1.79% (3 Month SOFR + 0.67%), 5/01/2025
(c)
300,000 294,352
Credit Agricole SA, 3.75%, 4/24/2023
(a)
300,000 299,859
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023 750,000 752,565
1.67% (3 Month SOFR + 0.70%), 1/24/2025
(c)
200,000 195,519
JPMorgan Chase & Co., 2.06% (3 Month SOFR + 0.58%), 3/16/2024
(c)
300,000 296,494
Morgan Stanley, 1.65% (3 Month SOFR + 0.63%), 1/24/2025
(c)
300,000 292,544
Nordea Bank Abp , 0.63%, 5/24/2024
(a)
300,000 282,480
PNC Financial Services Group, Inc. (The), 3.50%, 1/23/2024 300,000 300,282
Royal Bank of Canada, Series G, 1.39% (3 Month SOFR + 0.44%),
1/21/2025
(c)
300,000 294,240
Sumitomo Mitsui Financial Group, Inc., 0.51%, 1/12/2024 300,000 285,848
Sumitomo Mitsui Trust Bank Ltd., 1.89% (3 Month SOFR + 0.44%),
9/16/2024
(a)(c)
300,000 294,843
Svenska Handelsbanken AB, 3.90%, 11/20/2023 300,000 301,468
Toronto-Dominion Bank (The), 1.78% (3 Month SOFR + 0.35%),
9/10/2024
(c)
300,000 294,925
Truist Bank, 3.20%, 4/01/2024 300,000 298,858
UBS AG, 0.45%, 2/09/2024
(a)
300,000 284,587
Wells Fargo & Co., 3.00%, 2/19/2025 300,000 293,535
Westpac Banking Corp., 1.55% (3 Month SOFR + 0.30%),
11/18/2024
(c)
300,000 295,923
7,583,681

STATEMENT OF INVESTMENTS
(continued)
10
BNY Mellon Ultra Short Income ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 46.2% (continued)
Beverages – 2.0%
Diageo Capital PLC, 3.50%, 9/18/2023 250,000 250,961
PepsiCo, Inc., 0.40%, 10/07/2023 300,000 291,167
542,128
Diversified Financial Services – 2.4%
American Express Co., 3.40%, 2/22/2024 300,000 299,309
Charles Schwab Corp. (The), 2.00% (3 Month SOFRIX + 0.50%),
3/18/2024
(c)
350,000 347,143
646,452
Food – 1.1%
Mondelez International, Inc., 2.13%, 3/17/2024 300,000 292,607
292,607
Machinery-Construction & Mining – 1.1%
Caterpillar Financial Services Corp., 0.95% (3 Month SOFR + 0.17%),
1/10/2024
(c)
300,000 297,006
297,006
Machinery-Diversified – 1.1%
John Deere Capital Corp., 0.45%, 1/17/2024 300,000 287,851
287,851
Pharmaceuticals – 2.2%
AstraZeneca Finance LLC, 0.70%, 5/28/2024 300,000 284,565
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 300,000 297,873
582,438
Pipelines – 1.3%
Enbridge, Inc., 1.63% (3 Month SOFR + 0.40%), 2/17/2023
(c)
350,000 348,182
348,182
Software – 1.0%
Salesforce.com, Inc., 0.63%, 7/15/2024 300,000 284,102
284,102
Telecommunications – 2.6%
AT&T, Inc., 2.14% (3 Month SOFRIX + 0.64%), 3/25/2024
(c)
350,000 346,840
Verizon Communications, Inc., 2.00% (3 Month SOFRIX + 0.50%),
3/22/2024
(c)
350,000 345,779
692,619
Total Corporate Bonds (cost $12,748,912) 12,445,810
Negotiable Bank Certificates of Deposit – 1.9%
Nordea Bank Abp , 0.19%, 9/19/2022 500,000 497,931
Total Negotiable Bank Certificates of Deposit (cost $500,000) 497,931

11
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $14,350,540 or 53.29% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended
June 30, 2022 are as follows:
(e)
The rate shown is the 1-day yield as of June 30, 2022.
BNY Mellon Ultra Short Income ETF (continued)
Description Shares Value ($)
Investment Companies – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 1.43%
(d)(e)
(cost $119,646) 119,646 119,646
Total Investments (cost $27,321,733) 99.8% 26,877,498
Cash and Receivables (Net) 0.2% 53,333
Net Assets 100.0% 26,930,831
BSBY—Bloomberg Short-Term Bank Yield Index
FED—Fed Funds Rate
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
Description
Value
8/11/21
1
Purchases ($)
2
Sales ($)
Value
6/30/22
Dividends/
Distributions ($)
Investment Companies – 0.4%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 23,707,403 (23,587,757) 119,646 351
Total – 0.4% — 23,707,403 (23,587,757) 119,646 351
1
Commencement of operations.

Includes reinvested dividends/distributions.

STATEMENT OF INVESTMENTS
(continued)
12
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Financial 83.7
Consumer, Non-cyclical 5.3
Consumer, Cyclical 3.3
Communications 2.6
Industrial 2.2
Energy 1.3
Technology 1.0
Registered Investment Companies 0.4
99.8
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022
13
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 27,202,087 26,757,852
Affiliated issuers 119,646 119,646
Interest receivable 55,794
Dividends receivable 197
26,933,489
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 2,658
2,658
Net Assets ($) 26,930,831
Composition of Net Assets ($):
Paid-in capital 27,510,666
Total distributable earnings (loss) (579,835)
Net Assets ($) 26,930,831
Shares outstanding no par value (unlimited shares
authorized): 550,001
Net asset value per share 48.97
Market price per share 48.96

STATEMENT OF OPERATIONS
For the Period from August 11, 2021 (commencement of operations) to June 30, 2022
14
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 351
Interest 123,616
Total Income 123,967
Expenses:
Management fee —Note 3(a) 29,291
Total Expenses 29,291
Net Investment Income 94,676
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (82,212)
Net change in unrealized appreciation (depreciation) on investments (444,235)
Net Realized and Unrealized Gain (Loss) on Investments (526,447)
Net Increase (Decrease) in Net Assets Resulting from Operations (431,771)

STATEMENT OF CHANGES IN NET ASSETS
15
See Notes to Financial Statements
For the Period from
August 11, 2021
(a)
to
June 30, 2022
Operations ($):
Net investment income 94,676
Net realized gain (loss) on investments (82,212)
Net change in unrealized appreciation (depreciation) on investments (444,235)
Net Increase (Decrease) in Net Assets Resulting from Operations (431,771)
Distributions ($):
Distributions to shareholders (148,064)
Beneficial Interest Transactions ($):
Proceeds from shares sold 29,996,289
Cost of shares redeemed (2,488,871)
Transaction fees—Note 5 3,248
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 27,510,666
Total Increase (Decrease) in Net Assets 26,930,831
Net Assets ($):
Beginning of Period —
End of Period 26,930,831
Changes in Shares Outstanding:
Shares sold 600,001
Shares redeemed (50,000)
Net Increase (Decrease) in Shares Outstanding 550,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
16
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
August 11, 2021
(a)
to
June 30, 2022
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Net investment income
(b)
0.17
Net realized and unrealized gain (loss) on investments (0.94)
Total from Investment Operations (0.77)
Distributions:
Dividends from net investment income (0.27)
Transaction fees
(b)
0.01
Net asset value, end of period 48.97
Market price, end of period
(c)
48.96
Net Asset Value Total Return (%)
(d)
(1.54)
(e)
Market Price Total Return (%)
(d)
(1.55)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.12
(f)
Ratio of net investment income to average net assets 0.39
(f)
Portfolio Turnover Rate
(g)
43.10
Net Assets, end of period ($ x 1,000) 26,931
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
17
NOTE 1—Organization:
BNY Mellon Ultra Short Income ETF (the “fund”) is a separate diversified series of
BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-
ended management investment company. The Trust operates as a series company currently consisting of fourteen series, including the fund. The fund had no operations until August 11, 2021 (commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek high current income consistent with the maintenance of liquidity and low volatility of principal. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY
Mellon”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon
Investments Corporation (the “Sub-Adviser”), a wholly-owned subsidiary of BNY
Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of
New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities
Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Effective May 2, 2022, “Dreyfus Cash Investment Strategies” was renamed “Dreyfus”.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority

NOTES TO FINANCIAL STATEMENTS
(continued)
18
of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

19
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Trust’s Board of Trustees (the “Board”).
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Overnight and certain other short-term debt instruments (excluding
U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of June 30, 2022 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS
(continued)
20
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 2,766,677 — 2,766,677
Commercial Paper — 11,047,434 — 11,047,434
Corporate Bonds — 12,445,810 — 12,445,810
Negotiable Bank
Certificates of
Deposit — 497,931 — 497,931
Investment Companies 119,646 — — 119,646
†
See Statement of Investments for additional detailed categorizations, if any.

21
could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended June 30, 2022, the fund did not incur any interest or penalties.
The tax year in the period ended June 30, 2022 remains subject to examination by the
Internal Revenue Service and state taxing authorities.
At June 30, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $27,475, accumulated capital losses $101,488, and unrealized depreciation $505,822.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.

NOTES TO FINANCIAL STATEMENTS
(continued)
22
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June
30, 2022. The fund has $101,488 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
June 30, 2022 were as follows: ordinary income $148,064.
(g) New Accounting Pronouncement: In March 2020, the FASB issued Accounting
Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the
Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in
January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate
Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (“LIBOR”) and other Interbank Offered Rate (“IBOR”)-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.12% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended
June 30, 2022, there were no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund's average daily net assets. The Adviser

23
has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-
Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The
Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any
Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-
Adviser to the Board.
Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the
Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.06% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-
Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $2,658.
(c) Each Board member serves as a Board member of each fund within the Trust.
The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund. The quarterly fees are paid by the Trust from unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities and in-kind transactions, during the period ended June 30, 2022, amounted to $21,750,930 and $5,961,073, respectively.
At June 30, 2022, the cost of investments for federal income tax purposes was
$27,383,320; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $505,822, consisting of only gross depreciation.

NOTES TO FINANCIAL STATEMENTS
(continued)
24
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended June 30, 2022, the fund had no in-kind transactions.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
25
To the Shareholders and the Board of Trustees of BNY Mellon Ultra Short Income ETF.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Ultra Short
Income ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of June 30, 2022, and the related statements of operations, changes in net assets, and the financial highlights for the period from August 11, 2021 (commencement of operations) through June 30, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at June 30,
2022, the results of its operations, the changes in its net assets and its financial highlights for the period from August 11, 2021 (commencement of operations) through June 30, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”)
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
August 23, 2022

IMPORTANT TAX INFORMATION
(Unaudited)
26
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended June 30, 2022:
For federal tax purposes the fund hereby reports 71.34% of ordinary income dividends paid during the fiscal year ended June 30, 2022 as qualifying interest related dividends.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
27
Effective April 9, 2020, the funds adopted a liquidity risk management program
(the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment
Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed
BNY Mellon ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-
traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-
kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its October 2021 meeting, the Board received a written report prepared by the Program Administrator, for the period April 9, 2020 to
September 30, 2021, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited) (continued)
28
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from April 9, 2020 to September 30, 2021, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
29
J. Charles Cardona (66)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 36, including 22 managed by an affiliate of the Adviser
Kristen M. Dickey (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 14
F. Jack Liebau, Jr. (58)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 14
Jill I. Mavro (50)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 14

30
BOARD MEMBERS INFORMATION
(Unaudited) (continued)
INDEPENDENT BOARD MEMBERS
Kevin W. Quinn (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 14
Stacy L. Schaus (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 14

OFFICERS OF THE TRUST
(Unaudited)
31
DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNYM
Investment Adviser since February 2021; Head
of North America Product, BNY Mellon
Investment Management since January 2018;
and Director of Product Strategy, BNY Mellon
Investment Management from January 2016
to December 2017. He is an officer of 56
investment companies (comprised of 110
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 44 years old and
has been an employee of BNY Mellon since
2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNYM Investment
Advisor and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 57 investment companies
(comprised of 131 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 54
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Vice President of BNYM Investment Adviser
since September 2020; and Director-BNY
Mellon Fund Administration. He is an officer
of 57 investment companies (comprised of
131 portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 63 years old and
has been an employee of the Adviser since April
1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; Managing Counsel of BNY
Mellon from December 2017 to September
2021; and Senior Counsel of BNY Mellon
from March 2013 to December 2017. She is an
officer of 57 investment companies (comprised
of 131 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 46 years old
and has been an employee of the Adviser since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon since
December 2019; Managing Counsel of BNY
Mellon from April 2014 to December 2019;
and Secretary of BNYM Investment Adviser.
He is an officer of 57 investment companies
(comprised of 131 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 55
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since December 1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; Counsel of BNY Mellon from
August 2018 to December 2021; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from February 2016 to
August 2018. She is an officer of 57 investment
companies (comprised of 131 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 32 years old and has been an
employee of the Adviser since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 57 investment companies
(comprised of 131 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 57
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019;
Regulatory Administration Manager at BNY
Mellon Investment Management Services
from September 2018 to May 2019; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from April 2015 to
August 2018. She is an officer of 57 investment
companies (comprised of 131 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 37 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since June 2019.

OFFICERS OF THE TRUST
(Unaudited) (continued)
32
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Product, BNY Mellon Investment
Management since January 2018; Co-Head
of Product Management, Development &
Oversight of North America Product, BNYM
Investment Management from January 2010
to January 2018; and Senior Vice President,
Development & Oversight of North America
Product, BNY Mellon Investment Management
since 2010. He is an officer of 56 investment
companies (comprised of 110 portfolios)
managed by the Adviser or an affiliate of
the Adviser. He is 53 years old and has been
an employee of BNY Mellon Securities
Corporation since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Head of Product Management of North
America Product, BNYM Investment
Management since January 2018; Director
of Product Research and Analytics of
North America Product, BNYM Investment
Management from January 2010 to January
2018; and Senior Vice President of North
America Product, BNYM Investment
Management since 2010. He is an officer of
56 investment companies (comprised of 110
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 45 years old
and has been an employee of BNY Mellon
Securities Corporation since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager-BNY Mellon Fund
Administration. He is an officer of 57
investment companies (comprised of 131
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 53 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 57
investment companies (comprised of 131
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 57
investment companies (comprised of 131
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of BNY
Mellon ETF Investment Adviser, LLC; Chief
Compliance Officer since August 2021 and Vice
President and Assistant Secretary since February
2020 of BNY Mellon ETF Trust; Managing
Counsel of BNY Mellon from December 2019
to August 2021; Counsel of BNY Mellon from
May 2016 to December 2019; and Assistant
Secretary of BNYM Investment Adviser from
April 2018 to August 2021. She is an officer
of 56 investment companies (comprised of
130 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 37 years old and
has been an employee of BNY Mellon since
May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 49 investment companies (comprised of
123 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 53 years old and
has been an employee of the Distributor since
1997.

For More Information
2022 BNY Mellon Securities Corporation
4862AR0622
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696)
(inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.
com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Dreyfus, a division of Mellon Investments
Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Ultra Short Income ETF BKUI

BNY Mellon ETF Trust
ANNUAL REPORT June 30, 2022
BNY Mellon Responsible Horizons Corporate Bond
ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 6
Understanding Your Fund’s Expenses 8
Statement of Investments 9
Statement of Assets and Liabilities 20
Statement of Operations 21
Statement of Changes in Net Assets 22
Financial Highlights 23
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 37
Important Tax Information 38
Information About the Approval of the Fund’s Management
and Sub-Advisory Agreements 39
Board Members Information 42
Officers of the Trust 44
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)

For the period March 21, 2022 through June 30, 2022, as provided by Erin Spalsbury, CFA and Jonathan William Earle, CFA, Portfolio Managers employed by the fund’s sub-adviser, Insight
North America LLC
Market and Fund Performance Overview
For the period from March 21, 2022, the fund’s inception, through June 30, 2022, the
BNY Mellon Responsible Horizons Corporate Bond ETF (the “fund”) produced a net asset value total return of −6.94%.
1
In comparison, the ICE BofA U.S. Corporate
Index (the “Index”) achieved a total return of −6.39% for the same period.
2
Fixed-income markets produced negative returns over the reporting period in an environment of high inflation and rising rates. Because the fund cannot hold all of the securities in the Index, the difference in returns between the fund and the Index is due primarily to sampling risk, the choice of securities selected to replicate the Index’s performance.
The Fund’s Investment Approach
To pursue its goal, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate debt securities issued by companies that demonstrate attractive investment attributes and attractive business practices based on an environmental, social and governance (ESG) evaluation methodology. The fund's investment in corporate debt securities principally includes corporate bonds, notes and debentures of U.S. and non-U.S. issuers, including the securities of issuers in emerging market countries.
The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular countries or regions. As of the date of this Report, the fund expects to invest a significant portion of its assets in securities of companies located in the broader European region.
Market Hindered by Inflation, Rising Rates
The reporting period was marked by rising concerns about inflation and a hawkish stance by the Federal Reserve (the “Fed”) on raising the federal funds rate. This, combined with other concerns, including Russia’s invasion of Ukraine and rising prospects of recession, contributed to volatility.
Inflation continued to rise in the first quarter of 2022, and major central banks continued to tighten their policies. Government bonds weakened significantly, while credit markets generally declined even more than government bonds, as spreads widened.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)

Data released in March 2022 showed that headline consumer-price inflation reached its highest level in more than 40 years. That led the Fed to respond by raising interest rates for the first time since 2018. The Fed subsequently raised the federal funds rate in May and June 2022, bringing the target rate to 1.50%-1.75%.
Geopolitical events also roiled markets early in 2022. The invasion of Ukraine and the sanctions imposed on Russia led to further spikes in energy and commodity prices.
With the two countries being major producers of wheat and corn, those prices, as well as other industrial commodities, rose during the quarter. While Russian authorities may have expected to swiftly achieve their objective, their military advances slowed, leading to expectations that the conflict could persist.
Lower Credit Quality Leads Market Lower
The fund underperformed the Index for the period. A modest overweight to credit beta detracted from performance as exposure to high yield and emerging markets underperformed investment-grade markets. Within investment grade, an overweight to BBB-rated securities versus higher quality underperformed. As for sector allocation impacts, an underweight to the electric utilities sector (heavily exposed to coal/high carbon intensity) and an overweight to real estate investment trusts and consumer cyclicals (especially autos) hindered performance. In some cases, security selections detracted, especially our positions in insurance company Alliance, equipment rental company Ashtead, Bank of America, and Simpar Europe, a logistics company.
On a more positive note, an overweight to communications and technology, and underweight to capital goods contributed positively. Certain security selections contributed positively, especially Chinese e-commerce company Alibaba, AT&T,
Home Depot and Aercap, a leasing company. Duration for most of the period was close to benchmark, to slightly short, and did not add meaningfully to performance.
Anticipating a Possible Yield Curve Inversion
We expect rates at the short end of the yield curve to continue to rise as the Fed reacts to inflation reports. Structural support from pension funds and insurance companies, which focus on yield, and rising expectations of an earlier recession due to a likely Fed policy overshoot are keeping longer end rates in position and may lead to inversion.
A still-growing U.S. economy, front-loaded first-quarter issuance and the global search for yield, as well as attractive all-in yields, are supporting valuations. But geopolitical and policy risks are likely to keep volatility higher as the potential for a Fed-induced
“hard landing” poses a significant headwind. We expect spreads on investment-grade corporate bonds to trade around 150, but they may go as tight as 130 or as wide as 180.
July 15, 2022
1 Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices,

not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 Source: Lipper Inc. — ICE BofA U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have an investment grade rating
(based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $250 million. Index returns do not reflect any management fees, transaction costs or expenses. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price decline.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The fund’s incorporation of ESG considerations into its investment approach may cause it to make different investments than funds that invest principally in corporate bonds but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund and increased portfolio volatility.

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon Responsible Horizons Corporate
Bond ETF with a hypothetical investment of $10,000 in the ICE BofA U.S. Corporate Index (the “Index”)
† Source: FactSet
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Responsible Horizons Corporate Bond
ETF on 3/21/22 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return.
All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float adjusted market capitalization weighted index that is designed to measure the performance of U.S. large-capitalization stocks.
The Index’s initial universe of eligible securities includes common stocks, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ, or NYSE Market
LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-
month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the 6 securities of companies whose cumulative total market capitalization represents approximately the top 70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than
Average Annual Total Returns as of June 30, 2022
Inception Date From Inception
BNY Mellon Responsible Horizons
Corporate Bond ETF
Net Asset Value Return 3/21/22 (6.94)%
Market Price Return 3/21/22 (6.44)%
ICE BofA U.S. Corporate Index 3/21/22 (6.39)%

original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended June 30, 2022
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period March 22, 2022 (commencement of operations) to June 30, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by
101/365. Hypothetical expenses reflect projected activity for the full six month period for purposes of comparability and are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 930.60 1,023.06 0.93 1.76 0.35

STATEMENT OF INVESTMENTS
June 30, 2022

BNY Mellon Responsible Horizons Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.5%
Advertising – 0.2%
Lamar Media Corp., 3.63%, 1/15/2031 50,000 41,002
41,002
Auto Manufacturers – 2.3%
Daimler Finance North America LLC, 1.45%, 3/02/2026
(a)
150,000 136,025
General Motors Co.
6.80%, 10/01/2027 100,000 105,380
5.95%, 4/01/2049 140,000 130,290
Stellantis Finance US, Inc., 2.69%, 9/15/2031
(a)
200,000 158,567
530,262
Banks – 22.1%
Bank of America Corp.
3.82%, 1/20/2028 165,000 158,359
3.19%, 7/23/2030 200,000 179,468
2.57%, 10/20/2032 203,000 167,647
Series X, 6.25%
(b)
225,000 219,262
Bank of Montreal, 0.95%, 1/22/2027 150,000 133,653
Bank of Nova Scotia (The), 0.65%, 7/31/2024 100,000 93,818
Citigroup, Inc.
3.11%, 4/08/2026 125,000 120,150
3.98%, 3/20/2030 250,000 234,029
Citizens Financial Group, 5.64%, 5/21/2037 80,000 79,064
Cooperatieve Rabobank UA, 1.00%, 9/24/2026
(a)
250,000 223,034
Credit Suisse Group AG
2.59%, 9/11/2025
(a)
250,000 235,473
3.87%, 1/12/2029
(a)
250,000 224,888
Goldman Sachs Group, Inc. (The)
1.09%, 12/09/2026 150,000 133,835
2.64%, 2/24/2028 150,000 136,247
4.41%, 4/23/2039 220,000 200,029
HSBC Holdings PLC
4.76%, 6/09/2028 202,000 196,556
2.80%, 5/24/2032 200,000 164,434
JPMorgan Chase & Co.
0.77%, 8/09/2025 300,000 278,544
3.88%, 7/24/2038 170,000 150,134
3.11%, 4/22/2051 100,000 73,489
Morgan Stanley
3.74%, 4/24/2024 150,000 149,542
3.88%, 1/27/2026 250,000 246,612
1.93%, 4/28/2032 250,000 198,501
NatWest Group PLC, 1.64%, 6/14/2027 200,000 175,697
PNC Financial Services, 4.63%, 6/06/2033 95,000 91,874

STATEMENT OF INVESTMENTS
(continued)

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.5% (continued)
Banks – 22.1% (continued)
Societe Generale , 6.22%, 6/15/2033
(a)
400,000 382,219
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/2025 200,000 191,504
Toronto-Dominion Bank (The), 4.46%, 6/08/2032 57,000 56,416
UBS Group AG, 1.49%, 8/10/2027
(a)
200,000 175,157
Westpac Banking Corp., 2.67%, 11/15/2035 50,000 39,848
5,109,483
Beverages – 1.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/01/2046 100,000 94,177
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048 100,000 90,001
5.55%, 1/23/2049 100,000 102,346
Coca-Cola Co. (The), 0.80%, 3/15/2040 100,000 68,989
355,513
Biotechnology – 0.7%
Amgen, Inc.
1.65%, 8/15/2028 75,000 64,365
4.66%, 6/15/2051 100,000 93,762
158,127
Building Materials – 0.6%
Builders FirstSource , Inc., 6.38%, 6/15/2032
(a)
12,000 10,736
Carrier Global Corp., 2.72%, 2/15/2030 150,000 129,664
140,400
Chemicals – 2.6%
Braskem Netherlands Finance BV, 4.50%, 1/31/2030
(a)
200,000 171,118
Nutrien Ltd., 4.00%, 12/15/2026 200,000 198,372
Sherwin-Williams Co. (The), 3.45%, 6/01/2027 200,000 190,792
Valvoline, Inc., 4.25%, 2/15/2030
(a)
50,000 41,837
602,119
Commercial Services – 0.8%
Ashtead Capital, Inc., 4.25%, 11/01/2029
(a)
200,000 176,146
176,146
Computers – 4.2%
Apple, Inc.
2.85%, 5/11/2024 200,000 198,754
2.20%, 9/11/2029 100,000 90,137
4.65%, 2/23/2046 100,000 103,215
Dell International LLC / EMC Corp.
3.38%, 12/15/2041
(a)
80,000 57,280
3.45%, 12/15/2051
(a)
70,000 47,499
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 125,000 120,047

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.5% (continued)
Computers – 4.2% (continued)
6.35%, 10/15/2045 50,000 50,399
HP, Inc., 1.45%, 6/17/2026 130,000 115,661
International Business Machines Corp., 1.95%, 5/15/2030 160,000 134,231
Kyndryl Holdings, Inc.
3.15%, 10/15/2031
(a)
40,000 29,656
4.10%, 10/15/2041
(a)
40,000 26,643
973,522
Diversified Financial Services – 4.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.15%, 2/15/2024 150,000 145,261
3.85%, 10/29/2041 150,000 108,326
Ally Financial, Inc.
3.88%, 5/21/2024 100,000 99,189
8.00%, 11/01/2031 100,000 111,290
Capital One Financial Corp., 2.36%, 7/29/2032 100,000 76,359
Intercontinental Exchange, Inc.
4.35%, 6/15/2029 26,000 25,693
4.60%, 3/15/2033 80,000 79,702
4.95%, 6/15/2052 24,000 23,557
LSEGA Financing PLC, 1.38%, 4/06/2026
(a)
200,000 179,824
Synchrony Financial
4.38%, 3/19/2024 150,000 149,188
2.88%, 10/28/2031 100,000 75,890
1,074,279
Electric – 2.8%
Avangrid , Inc., 3.20%, 4/15/2025 130,000 126,538
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/01/2030 150,000 139,898
Series A, 4.13%, 5/15/2049 100,000 88,297
ENEL Finance International NV, 5.00%, 6/15/2032
(a)
200,000 193,309
Eversource Energy, Series R, 1.65%, 8/15/2030 110,000 87,715
635,757
Entertainment – 1.1%
Magallanes, Inc.
3.64%, 3/15/2025
(a)
150,000 145,466
5.14%, 3/15/2052
(a)
67,000 56,324
5.39%, 3/15/2062
(a)
50,000 41,904
243,694
Food – 1.8%
JM Smucker Co. (The), 4.25%, 3/15/2035 50,000 46,289
Kraft Heinz Foods Co.
3.88%, 5/15/2027 100,000 96,795

STATEMENT OF INVESTMENTS
(continued)

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.5% (continued)
Food – 1.8% (continued)
5.20%, 7/15/2045 55,000 51,018
Mondelez International Holdings Netherlands BV, 1.25%,
9/09/2041
(a)
100,000 65,827
SYSCO Corp., 2.40%, 2/15/2030 175,000 149,443
409,372
Forest Products & Paper – 0.3%
Suzano Austria GmbH, 3.75%, 1/15/2031 100,000 81,021
81,021
Gas – 0.3%
Atmos Energy Corp., 5.50%, 6/15/2041 55,000 57,972
57,972
Healthcare-Products – 1.5%
Medtronic Global Holdings Sca , 1.75%, 7/02/2049 100,000 71,519
Thermo Fisher Scientific, Inc., Series E, 1.50%, 10/01/2039 100,000 75,712
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024 200,000 188,446
335,677
Healthcare-Services – 2.0%
DaVita, Inc., 4.63%, 6/01/2030
(a)
50,000 39,151
HCA, Inc.
5.25%, 6/15/2026 150,000 149,523
4.63%, 3/15/2052
(a)
55,000 44,086
Roche Holdings, Inc., 2.08%, 12/13/2031
(a)
200,000 170,713
UnitedHealth Group, Inc.
3.05%, 5/15/2041 50,000 40,387
4.95%, 5/15/2062 29,000 29,463
473,323
Home Builders – 0.4%
KB Home, 4.00%, 6/15/2031 50,000 38,656
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 50,901
89,557
Insurance – 4.2%
Allianz SE, 3.20%
(a)(b)
200,000 146,500
Allstate Corp. (The), 3.85%, 8/10/2049 50,000 42,884
Jackson Financial, Inc., 1.13%, 11/22/2023
(a)
250,000 240,395
Liberty Mutual Group, Inc., 4.30%, 2/01/2061
(a)
80,000 54,281
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050
(a)
50,000 38,851
MetLife, Inc., 6.40%, 12/15/2036 100,000 100,817
Metropolitan Life Global Funding I, 1.55%, 1/07/2031
(a)
150,000 119,636
Principal Life Global Funding II, 0.88%, 1/12/2026
(a)
200,000 177,325
Prudential Financial, Inc., 5.63%, 6/15/2043 55,000 53,745
974,434
Internet – 2.2%
Alibaba Group Holding Ltd., 2.70%, 2/09/2041 200,000 137,772

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.5% (continued)
Internet – 2.2% (continued)
Amazon.com, Inc.
3.45%, 4/13/2029 92,000 89,506
2.88%, 5/12/2041 100,000 80,167
3.10%, 5/12/2051 50,000 39,448
Prosus NV, 4.19%, 1/19/2032
(a)
200,000 159,884
506,777
Iron/Steel – 0.4%
Steel Dynamics, Inc., 2.80%, 12/15/2024 85,000 83,036
83,036
Lodging – 0.3%
Marriott International, Inc., Series HH, 2.85%, 4/15/2031 90,000 74,728
74,728
Media – 2.4%
Charter Communications Operating LLC / Charter Communications
Operating Capital
6.48%, 10/23/2045 60,000 58,455
4.40%, 12/01/2061 50,000 36,063
Comcast Corp.
4.15%, 10/15/2028 55,000 54,900
3.40%, 7/15/2046 125,000 100,097
2.94%, 11/01/2056 150,000 104,540
Walt Disney Co. (The)
3.35%, 3/24/2025 150,000 148,872
3.50%, 5/13/2040 68,000 58,072
560,999
Mining – 0.2%
Newmont Corp., 2.80%, 10/01/2029 60,000 53,043
53,043
Oil & Gas – 2.7%
BP Capital Markets America, Inc.
3.54%, 4/06/2027 200,000 194,351
3.00%, 2/24/2050 65,000 47,327
Lundin Energy Finance BV, 3.10%, 7/15/2031
(a)
200,000 165,668
Parkland Corp., 4.50%, 10/01/2029
(a)
50,000 40,627
Phillips 66, 3.30%, 3/15/2052 50,000 37,319
TotalEnergies Capital International SA, 3.13%, 5/29/2050 90,000 68,981
TotalEnergies Capital SA, 3.88%, 10/11/2028 60,000 59,109
613,382
Oil & Gas Services – 0.8%
Schlumberger Holdings Corp., 4.30%, 5/01/2029
(a)
200,000 192,991
192,991

STATEMENT OF INVESTMENTS
(continued)

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.5% (continued)
Pharmaceuticals – 5.6%
AbbVie, Inc.
2.60%, 11/21/2024 250,000 242,277
4.05%, 11/21/2039 150,000 134,012
4.25%, 11/21/2049 86,000 76,492
AstraZeneca Finance LLC, 2.25%, 5/28/2031
(c)
150,000 130,730
Cigna Corp., 4.38%, 10/15/2028 100,000 99,332
ELI Lilly & Co., 1.38%, 9/14/2061 100,000 58,599
Merck & Co., Inc., 2.75%, 12/10/2051 50,000 37,020
Pfizer, Inc., 2.63%, 4/01/2030 240,000 219,299
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026 100,000 96,117
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/2028 200,000 203,962
1,297,840
Pipelines – 2.9%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039 65,000 51,414
Enbridge, Inc.
0.55%, 10/04/2023 150,000 144,524
5.50%, 7/15/2077 60,000 52,987
Enterprise Products Operating LLC, 3.30%, 2/15/2053 125,000 91,120
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034
(a)
192,172 163,765
MPLX LP, 5.50%, 2/15/2049 100,000 92,979
Williams Cos., Inc. (The), 5.75%, 6/24/2044 80,000 79,960
676,749
Real Estate Investment Trusts – 5.6%
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/2034 150,000 125,030
American Homes 4 Rent LP
2.38%, 7/15/2031 100,000 79,848
4.30%, 4/15/2052 34,000 27,460
American Tower Corp., 3.38%, 5/15/2024 175,000 172,563
Boston Properties LP, 2.75%, 10/01/2026 100,000 93,289
Crown Castle International Corp., 1.05%, 7/15/2026 160,000 138,652
Equinix , Inc., 1.00%, 9/15/2025 100,000 89,696
Extra Space Storage LP
3.90%, 4/01/2029 16,000 14,999
2.35%, 3/15/2032 65,000 51,600
Iron Mountain Information Management Services, Inc., 5.00%,
7/15/2032
(a)
50,000 40,455
ProLogis Euro Finance LLC, 1.50%, 9/10/2049 100,000 59,477
Public Storage, 1.95%, 11/09/2028 125,000 108,196
Simon Property Group LP
1.75%, 2/01/2028 100,000 85,319
3.25%, 9/13/2049 100,000 72,740
Vornado Realty LP, 2.15%, 6/01/2026 50,000 44,610

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.5% (continued)
Real Estate Investment Trusts – 5.6% (continued)
WP Carey, Inc., 2.45%, 2/01/2032 115,000 92,720
1,296,654
Retail – 3.1%
7-Eleven, Inc.
1.30%, 2/10/2028
(a)
100,000 83,248
2.50%, 2/10/2041
(a)
100,000 67,891
Asbury Automotive Group, Inc., 4.63%, 11/15/2029
(a)
50,000 41,384
Genuine Parts Co., 1.75%, 2/01/2025 120,000 113,165
Home Depot, Inc. (The), 3.50%, 9/15/2056 150,000 122,534
Lowe's Cos., Inc.
1.70%, 9/15/2028 50,000 42,610
2.80%, 9/15/2041 100,000 72,800
4.25%, 4/01/2052 6,000 5,209
4.45%, 4/01/2062 37,000 31,669
Macy's Retail Holdings LLC, 5.88%, 3/15/2030
(a)
50,000 42,040
McDonald's Corp., 4.20%, 4/01/2050 55,000 49,248
O'Reilly Automotive, Inc., 4.70%, 6/15/2032 45,000 44,867
716,665
Semiconductors – 3.2%
Advanced Micro Devices, Inc., 4.39%, 6/01/2052 46,000 44,851
Analog Devices, Inc., 1.70%, 10/01/2028 200,000 175,449
Micron Technology, Inc., 2.70%, 4/15/2032 150,000 119,774
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.25%, 5/11/2041 120,000 90,530
Qualcomm, Inc.
1.65%, 5/20/2032 50,000 40,435
3.25%, 5/20/2050 50,000 40,933
4.50%, 5/20/2052 33,000 32,574
TSMC Arizona Corp., 4.25%, 4/22/2032 200,000 197,473
742,019
Software – 3.5%
Fidelity National Information Services, Inc., 1.15%, 3/01/2026 130,000 115,165
Microsoft Corp.
2.70%, 2/12/2025 200,000 199,040
2.68%, 6/01/2060 100,000 71,854
Oracle Corp.
3.65%, 3/25/2041 100,000 74,674
4.00%, 7/15/2046 50,000 37,059
3.95%, 3/25/2051 100,000 73,602
Salesforce.com, Inc.
1.50%, 7/15/2028 90,000 78,690
2.70%, 7/15/2041 50,000 38,737

STATEMENT OF INVESTMENTS
(continued)

BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 93.5% (continued)
Software – 3.5% (continued)
VMware, Inc., 1.40%, 8/15/2026 130,000 115,104
803,925
Telecommunications – 3.4%
AT&T, Inc.
2.30%, 6/01/2027 100,000 91,356
2.55%, 12/01/2033 200,000 162,478
3.50%, 6/01/2041 100,000 80,014
3.80%, 12/01/2057 150,000 116,194
Rogers Communications, Inc.
4.50%, 3/15/2042
(a)
80,000 71,216
4.55%, 3/15/2052
(a)
62,000 54,592
Verizon Communications, Inc.
1.50%, 9/18/2030 100,000 80,013
2.85%, 9/03/2041 60,000 45,074
3.88%, 3/01/2052 100,000 84,029
784,966
Transportation – 3.2%
Canadian Pacific Railway Co.
1.75%, 12/02/2026 50,000 45,286
3.00%, 12/02/2041 50,000 39,199
CSX Corp.
4.25%, 3/15/2029 100,000 99,564
3.95%, 5/01/2050 90,000 78,191
FedEx Corp., 3.25%, 5/15/2041 100,000 78,188
Ryder System, Inc., 4.30%, 6/15/2027 37,000 36,490
Simpar Europe SA, 5.20%, 1/26/2031
(a)
200,000 154,807
Union Pacific Corp., 2.15%, 2/05/2027 225,000 208,631
740,356
Total Corporate Bonds (cost $23,445,107) 21,605,790
Foreign Governmental – 0.6%
Colombia Government International Bond, 3.25%, 4/22/2032 200,000 145,017
Total Foreign Governmental (cost $167,941) 145,017
Municipal Securities – 0.0%
California Health Facilities Financing Authority, RB, Series 2022,
4.35%, 6/01/2041 10,000 9,390
Total Municipal Securities (cost $10,000) 9,390
U.S. Treasury Government Securities – 3.3%
U.S. Treasury Bonds
2.00%, 11/15/2041 230,000 182,760
3.25%, 5/15/2042 57,000 55,646
2.25%, 2/15/2052
(c)
401,700 330,712

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $5,088,438 or 22.02% of net assets.
(b)
Perpetual bond with no specified maturity date.
(c)
Security, or portion thereof, on loan. At June 30, 2022, the value of the fund’s securities on loan was $417,301 and the value of the collateral was $426,428, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended
June 30, 2022 are as follows:
BNY Mellon Responsible Horizons Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 3.3% (continued)
U.S. Treasury Notes
2.63%, 5/31/2027 120,000 117,745
1.88%, 2/15/2032 78,000 70,676
Total U.S. Treasury Government Securities (cost $793,046) 757,539
Shares
Investment Companies – 1.6%
Registered Investment Companies – 1.6%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 1.43%
(d)(e)
(cost $358,629) 358,629 358,629
Investment of Cash Collateral for Securities Loaned – 1.9%
Registered Investment Companies – 1.9%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 1.43%
(d)(e)
(cost $426,428) 426,428 426,428
Total Investments (cost $25,201,151) 100.9% 23,302,793
Liabilities, Less Cash and Receivables (0.9)% (197,399)
Net Assets 100.0% 23,105,394
RB—Revenue Bond
Description
Value
3/22 /22
1
Purchases ($)
2
Sales ($)
Value
6/30/22
Dividends/
Distributions ($)
Investment Companies – 1.6%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 4,449,308 (4,090,679) 358,629 649
Investment of Cash Collateral for Securities Loaned – 1.9%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 1,326,912 (900,484) 426,428 24
3
Total – 3.5% — 5,776,220 (4,991,163) 785,057 673

STATEMENT OF INVESTMENTS
(continued)

(e)
The rate shown is the 1-day yield as of June 30, 2022.
1
Commencement of operations.
2
Includes reinvested dividends/distributions.
3
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financial 36.5
Consumer, Non-cyclical 13.9
Technology 10.9
Communications 8.2
Consumer, Cyclical 7.2
Energy 6.4
Government 3.9
Industrial 3.8
Basic Materials 3.5
Registered Investment Companies 3.5
Utilities 3.1
100.9
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation)
($)
Futures Long
U.S. Treasury Long Bonds 4 9/21/2022 557,548 554,500 (3,048)
U.S. Treasury Ultra Bonds 3 9/21/2022 458,148 463,031 4,883
Futures Short
Euro-Bund 2 9/8/2022 318,558
*
311,829 6,729
Euro- Buxl 2 9/8/2022 367,164
*
342,807 24,357
U.S. Treasury 10 Year Ultra
Notes 4 9/21/2022 515,783 509,500 6,283
U.S. Treasury 10 Year Notes 5 9/21/2022 593,163 592,656 507
Gross Unrealized Appreciation 42,759
Gross Unrealized Depreciation (3,048)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See Notes to Financial Statements
Forward Foreign Currency Exchange Contracts
Counterparty /
Purchased
Currency
Purchased
Currency
Amounts Currency Sold
Sold
Currency
Amounts
Settlement
Date
Unrealized
Appreciation
(Depreciation) ($)
Goldman Sachs & Co.
Euro 68,000
United States
Dollar 74,061 7/15/2022 2,727
Euro 356,000
United States
Dollar 383,206 8/10/2022 9,047
Euro 51,000
United States
Dollar 54,170 8/24/2022 508
Gross Unrealized Appreciation 12,282

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022

See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan, valued
at $417,301)—Note 2(c): –
Unaffiliated issuers 24,416,094 22,517,736
Affiliated issuers 785,057 785,057
Cash denominated in foreign currency 607 611
Collateral with brokers for initial margin—Note 4 92,641
Interest receivable 165,899
Receivable for investment securities sold 27,180
Unrealized appreciation on forward foreign currency
exchange contracts—Note 4 12,282
Dividends receivable 274
Securities lending income receivable 9
23,601,689
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 6,709
Liability for securities on loan—Note 2(c) 426,428
Payable for investment securities purchased 55,503
Payable for futures variation margin—Note 4 7,655
496,295
Net Assets ($) 23,105,394
Composition of Net Assets ($):
Paid-in capital 25,050,050
Total distributable earnings (loss) (1,944,656)
Net Assets ($) 23,105,394
Shares outstanding no par value (unlimited shares
authorized): 500,001
Net asset value per share 46.21
Market price per share 46.46

STATEMENT OF OPERATIONS
For the Period from March 22, 2022 (commencement of operations) to June 30, 2022

See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 649
Interest 248,008
Income from securities lending—Note 2(c) 24
Total Income 248,681
Expenses:
Management fee —Note 3(a) 23,125
Total Expenses 23,125
Net Investment Income 225,556
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (249,239)
Net realized gain (loss) on futures (8,912)
Net realized gain (loss) on forward foreign currency exchange contracts 5,240
Net realized gain (loss) (252,911)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (1,805,974)
Net change in unrealized appreciation (depreciation) on futures 39,711
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts 12,282
Net change in unrealized appreciation (depreciation) (1,753,981)
Net Realized and Unrealized Gain (Loss) on Investments (2,006,892)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,781,336)

STATEMENT OF CHANGES IN NET ASSETS

See Notes to Financial Statements
For the Period from
March 22, 2022
(a)
to
June 30, 2022
Operations ($):
Net investment income 225,556
Net realized gain (loss) on investments (252,911)
Net change in unrealized appreciation (depreciation) on investments (1,753,981)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,781,336)
Distributions ($):
Distributions to shareholders (163,320)
Beneficial Interest Transactions ($):
Proceeds from shares sold 25,000,050
Transaction fees—Note 5 50,000
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 25,050,050
Total Increase (Decrease) in Net Assets 23,105,394
Net Assets ($):
Beginning of Period —
End of Period 23,105,394
Changes in Shares Outstanding:
Shares sold 500,001
Net Increase (Decrease) in Shares Outstanding 500,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
March 22, 2022
(a)
to
June 30, 2022
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Net investment income
(b)
0.45
Net realized and unrealized gain (loss) on investments (4.01)
Total from Investment Operations (3.56)
Distributions:
Dividends from net investment income (0.33)
Transaction fees
(b)
0.10
Net asset value, end of period 46.21
Market price, end of period
(c)
46.46
Net Asset Value Total Return (%)
(d)
(6.94)
(e)
Market Price Total Return (%)
(d)
(6.44)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.35
(f)
Ratio of net investment income to average net assets 3.41
(f)
Portfolio Turnover Rate
(g)
13 . 06
Net Assets, end of period ($ x 1,000) 23,105
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Organization:
BNY Mellon Responsible Horizons Corporate Bond ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of fourteen series, including the fund. The fund had no operations until March 22, 2022 (commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek total return consisting of capital appreciation and income. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS
(continued)

Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills), futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services
(each, a “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments
for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices
(as calculated by a Service based upon its evaluation of the market for such securities).
Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Overnight and certain other short-term debt instruments (excluding U.S.
Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board.
Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of June 30, 2022 in valuing the fund’s investments:

Fair Value Measurements
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 21,605,790 — 21,605,790
Foreign Governmental — 145,017 — 145,017
Municipal Securities — 9,390 — 9,390
U.S. Treasury
Government
Securities — 757,539 — 757,539
Investment Companies 358,629 — — 358,629
Investment of Cash
Collateral for
Securities Loaned 426,428 — — 426,428
Other Financial Instruments:
Futures
††
42,759 — — 42,759
Forward Foreign
Currency Exchange
Contracts
††
— 12,282 — 12,282
Liabilities ($)
Other Financial Instruments:
Futures
††
(3,048) — — (3,048)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)

Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of
June 30, 2022
, if any, are disclosed in the
fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and
105% of the value of foreign securities loaned. Collateral equivalent to at least 100%
of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2022, BNY
Mellon earned $4 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the fund is treated as a separate entity.

NOTES TO FINANCIAL STATEMENTS
(continued)

As of and during the period ended June 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended June 30, 2022, the fund did not incur any interest or penalties.
The tax year in the period ended June 30, 2022 remains subject to examination by the
Internal Revenue Service and state taxing authorities.
At June 30, 2022, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,517, accumulated capital losses $115,750, and unrealized depreciation $1,830,423.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June
30, 2022. The fund has $115,750 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
June 30, 2022 were as follows: ordinary income $163,320.
(h) New Accounting Pronouncement: In March 2020, the FASB issued Accounting
Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the
Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in
January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate
Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (“LIBOR”) and other Interbank Offered Rate (“IBOR”)-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.35% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees,

payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended
June 30, 2022, there were no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund's average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-
Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The
Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any
Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-
Adviser to the Board.
Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the
Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.175% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-
Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $6,709.

NOTES TO FINANCIAL STATEMENTS
(continued)

(c) Each Board member serves as a Board member of each fund within the Trust.
The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund. The quarterly fees are paid by the Trust from unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures, forward contracts and in-kind transactions, during the period ended June 30, 2022, amounted to $28,351,811 and $3,806,291, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and
Derivatives Association, Inc. Master Agreements or similar agreements (collectively,
“Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/
or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.
Each type of derivative instrument that was held by the fund during the period ended
June 30, 2022 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
which are recorded in the Statements of Operations.
When the contracts are closed, the fund recognizes a realized gain or loss which is
reflected in the Statements of Operations.
There is minimal counterparty credit risk
to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2022, are set forth in the Statement of Investments.

Forward Foreign Currency Exchange Contracts:
T
he fund enters into forward
contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of
Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by
Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2022 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations,
respectively.
Fair value of derivative instruments as of June 30, 2022 is shown below:
Derivative
Assets ($)
Derivative
Liabilities ($)
Interest rate risk 42,759
(a)
Interest rate risk (3,048)
(a)
Foreign exchange risk 12,282
(b)
Foreign exchange risk —
(b)
Gross fair value of
derivative contracts 55,041 (3,048)
Statement of Assets and Liabilities location:
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of
Investments, but only the unpaid variation margin is reported in the Statement of Assets and
Liabilities.
(b)
Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

NOTES TO FINANCIAL STATEMENTS
(continued)

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2022 is shown below:
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities”
require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the
Statement of Assets and Liabilities.
At June 30, 2022, derivative assets and liabilities (by type) on a gross basis are as follows:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying Risk Futures
(a)
Forward
Contracts
(b)
Total
Interest rate (8,912) — (8,912)
Foreign exchange — 5,240 5,240
Total (8,912) 5,240 (3,672)
Net change in unrealized appreciation (depreciation)
on derivatives recognized in income ($)
Underlying Risk Futures
(c)
Forward
Contracts
(d)
Total
Interest rate 39,711 — 39,711
Foreign exchange — 12,282 12,282
Total 39,711 12,282 51,993
Statement of Operations location:
(a)
Net realized gain (loss) on futures.
(b)
Net realized gain (loss) on forward foreign currency exchange contracts.
(c)
Net change in unrealized appreciation (depreciation) on futures.
(d)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
Derivative Financial Instruments: Assets ($) Liabilities ($)
Futures 42,759 (3,048)
Forward contracts 12,282 —
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities 55,041 (3,048)
Derivatives not subject to  Master
Agreements (42,759) 3,048
Total gross amount of derivative assets
and liabilities subject to Master
Agreements 12,282 —

The following table presents derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2022:
The following table summarizes the average market value of derivatives outstanding during the period ended June 30, 2022:
At June 30, 2022, the cost of investments for federal income tax purposes was
$25,133,216; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts for federal income tax purposes was $1,830,423, consisting of gross appreciation of $93,575 and gross depreciation of $1,923,998.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Counterparty
Gross Amount
of Assets ($)
†
Financial Instruments
and Derivatives
Available for Offset ($)
Collateral
Received ($)
Net Amount of
Assets ($)
Goldman Sachs
& Co. 12,282
— –
12,282
†
Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
Average Market Value ($)
Interest rate futures 1,948,165
Forward contracts 958,888

NOTES TO FINANCIAL STATEMENTS
(continued)

Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended June 30, 2022, the fund had no in-kind transactions.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of BNY Mellon Responsible Horizons Corporate
Bond ETF.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Responsible
Horizons Corporate Bond ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust
(the “Trust”)), including the statement of investments, as of June 30, 2022, and the related statements of operations, changes in net assets, and the financial highlights for the period from March 22, 2022
(commencement of operations) through June 30, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at
June 30, 2022, the results of its operations, the changes in its net assets and its financial highlights for the period from March 22, 2022 (commencement of operations) through June 30, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”)
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
August 23, 2022

IMPORTANT TAX INFORMATION
(Unaudited)

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended June 30, 2022:
For federal tax purposes the fund hereby reports 100.00% of ordinary income dividends paid during the fiscal year ended June 30, 2022 as qualifying interest related dividends.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
MANAGEMENT AND SUB-ADVISORY AGREEMENTS
(Unaudited)
39
At a meeting held August 2, 2021, the Board of Trustees of the Trust (the “Board”),
all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to approve the Management Agreement (the “Agreement”) between the Trust and BNY Mellon
ETF Investment Adviser, LLC (the “Adviser”) pursuant to which the Adviser will provide the BNY Mellon Responsible Horizons Corporate Bond ETF (the “fund”), which commenced operations during the period covered by this Annual Report, with investment advisory and administrative services, and the Sub-Investment Advisory
Agreement (together, the “Agreements”) between the Adviser and Insight North
America LLC (the “Sub-Adviser”), an affiliate of the Adviser, pursuant to which the Sub-Adviser will provide day-to-day management of the fund’s investments. The
Board was advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser under each respective Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser and Sub-Adviser, and
(iv) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the
Sub-Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser. The Board reviewed the Agreements and the
Adviser’s anticipated responsibilities of investment advisory and administrative services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance in meeting legal and regulatory requirements. The Board considered the background and experience of the Adviser and Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-traded fund and considered the portfolio management resources, structures and practices of the
Adviser and Sub-Adviser, including those associated with monitoring and securing the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
MANAGEMENT AND SUB-ADVISORY AGREEMENTS
(Unaudited)
(continued)
40
As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the
Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund's assets. The Board considered the reputation and experience of the Adviser and its affiliates, including the Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., actively managed corporate bond exchange-traded funds. The Board reviewed the universe of similar exchange-
traded funds for the fund based upon data independently obtained from Broadridge
Financial Solutions, Inc. and related comparative information for similar exchange-
traded funds. The Board also reviewed the estimated expense ratio for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the
Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-
Adviser's fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser or their affiliates benefited in other ways from their relationship with the fund, noting that neither the
Adviser nor Sub-Adviser expected to maintain soft-dollar arrangements in connection with the fund’s brokerage transactions.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the fund’s advisory fee rate as assets of the fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the fund by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the fund from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted
that, because the fund is new, there are no economies of scale to share, but it intends to continue to monitor fees as the fund grows in size and to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals. As the fund had not yet commenced operations, the Adviser’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.

Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the Agreements for the fund. The Board’s conclusions with respect to the factors were as follows: (a)
the nature and extent of the services expected to be provided by the Adviser and Sub-
Adviser with respect to the fund was appropriate; (b) the Adviser’s unitary fee for the fund, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser, Sub-Adviser or their affiliates were not of a magnitude to materially affect the Board’s conclusions.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
42
J. Charles Cardona (66)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 36, including 22 managed by an affiliate of the Adviser
Kristen M. Dickey (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 14
F. Jack Liebau, Jr. (58)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 14
Jill I. Mavro (50)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 14

Kevin W. Quinn (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 14
Stacy L. Schaus (62)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 14

OFFICERS OF THE TRUST
(Unaudited)

DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNYM
Investment Adviser since February 2021; Head
of North America Product, BNY Mellon
Investment Management since January 2018;
and Director of Product Strategy, BNY Mellon
Investment Management from January 2016
to December 2017. He is an officer of 56
investment companies (comprised of 110
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 44 years old and
has been an employee of BNY Mellon since
2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNYM Investment
Advisor and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 57 investment companies
(comprised of 131 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 54
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Vice President of BNYM Investment Adviser
since September 2020; and Director-BNY
Mellon Fund Administration. He is an officer
of 57 investment companies (comprised of
131 portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 63 years old and
has been an employee of the Adviser since April
1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; Managing Counsel of BNY
Mellon from December 2017 to September
2021; and Senior Counsel of BNY Mellon
from March 2013 to December 2017. She is an
officer of 57 investment companies (comprised
of 131 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 46 years old
and has been an employee of the Adviser since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon since
December 2019; Managing Counsel of BNY
Mellon from April 2014 to December 2019;
and Secretary of BNYM Investment Adviser.
He is an officer of 57 investment companies
(comprised of 131 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 55
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since December 1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; Counsel of BNY Mellon from
August 2018 to December 2021; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from February 2016 to
August 2018. She is an officer of 57 investment
companies (comprised of 131 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 32 years old and has been an
employee of the Adviser since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 57 investment companies
(comprised of 131 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 57
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019;
Regulatory Administration Manager at BNY
Mellon Investment Management Services
from September 2018 to May 2019; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from April 2015 to
August 2018. She is an officer of 57 investment
companies (comprised of 131 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 37 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since June 2019.

DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Product, BNY Mellon Investment
Management since January 2018; Co-Head
of Product Management, Development &
Oversight of North America Product, BNYM
Investment Management from January 2010
to January 2018; and Senior Vice President,
Development & Oversight of North America
Product, BNY Mellon Investment Management
since 2010. He is an officer of 56 investment
companies (comprised of 110 portfolios)
managed by the Adviser or an affiliate of
the Adviser. He is 53 years old and has been
an employee of BNY Mellon Securities
Corporation since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Head of Product Management of North
America Product, BNYM Investment
Management since January 2018; Director
of Product Research and Analytics of
North America Product, BNYM Investment
Management from January 2010 to January
2018; and Senior Vice President of North
America Product, BNYM Investment
Management since 2010. He is an officer of
56 investment companies (comprised of 110
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 45 years old
and has been an employee of BNY Mellon
Securities Corporation since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager-BNY Mellon Fund
Administration. He is an officer of 57
investment companies (comprised of 131
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 53 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 57
investment companies (comprised of 131
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 57
investment companies (comprised of 131
portfolios) managed by the Adviser or an
affiliate of the Adviser. He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of BNY
Mellon ETF Investment Adviser, LLC; Chief
Compliance Officer since August 2021 and Vice
President and Assistant Secretary since February
2020 of BNY Mellon ETF Trust; Managing
Counsel of BNY Mellon from December 2019
to August 2021; Counsel of BNY Mellon from
May 2016 to December 2019; and Assistant
Secretary of BNYM Investment Adviser from
April 2018 to August 2021. She is an officer
of 56 investment companies (comprised of
130 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 37 years old and
has been an employee of BNY Mellon since
May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 49 investment companies (comprised of
123 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 53 years old and
has been an employee of the Distributor since
1997.

For More Information
2022 BNY Mellon Securities Corporation
4863AR0622
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696)
(inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.
com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Responsible Horizons Corporate Bond ETF RHCB

Item 1. Reports to Stockholders (cont.).
(b)        Not applicable.
Item 2. Code of Ethics.
(a)        As of the period ended June 30, 2022 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)        During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)       During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a)        Audit Fees
The aggregate fees billed for the last fiscal year
for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year was $42,450 in 2022.  The funds were not active for the 2021 fiscal year end.
(b)        Audit-Related Fees
The aggregate fees billed for the last fiscal year for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $12,000 in 2022. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended. The funds were not active for the 2021 fiscal year end.
(c)        Tax Fees
The aggregate fees billed for the last fiscal year for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $7600 in 2022. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification
.  The funds were not active for the 2021 fiscal year end.
(d)       All Other Fees
The aggregate fees billed for the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0 in 2022.  The funds were not active for the 2021 fiscal year end.
(e)(1)   Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)   The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)        The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)        The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the last fiscal year of the Registrant was and $500,896 in 2022.  The funds were not active for the 2021 fiscal year end.
(h)        The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)

Not applicable.
(j)

Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)        The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant.  The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.
(b)        Not applicable.
Item 6. Investments.
(a)        The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)        Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)
Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(a)(4)   Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title)*       /s/ David DiPetrillo
                                                David DiPetrillo, President
                                                (Principal Executive Officer)

Date    08/22/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ David DiPetrillo
                                                David DiPetrillo, President
                                                (Principal Executive Officer)

Date    08/22/2022

By (Signature and Title)*       /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    08/18/2022

*
Print the name and title of each signing officer under his or her signature.